Annual Total Returns- Thrivent Moderately Aggressive Allocation Fund (Class S) [BarChart] - Class S - Thrivent Moderately Aggressive Allocation Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.11%)	13.30%	21.80%	6.02%	(0.61%)	10.06%	16.48%	(6.08%)	21.67%	14.41%